UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks and Warrants (a) 89.7%
Australia 14.6%
CGA Mining Ltd.* (b)	2,000,000	5,484,327
Gryphon Minerals Ltd.*	2,437,343	4,987,386
Kingsgate Consolidated Ltd.	932,560	9,071,373
Medusa Mining Ltd.	577,344	4,451,073
Newcrest Mining Ltd.	1,130,955	49,070,704
OceanaGold Corp.* (b)	2,213,761	5,560,758
Regis Resources Ltd.*	1,392,986	4,151,343

(Cost $45,824,111)		82,776,964
Bermuda 0.3%
Aquarius Platinum Ltd. (c) (Cost $2,006,416)	323,587	1,500,511
Canada 56.5%
Agnico-Eagle Mines Ltd.	229,269	12,781,747
Alamos Gold, Inc.	537,279	9,520,261
Barrick Gold Corp.	419,925	20,019,450
Bear Creek Mining Corp.*	903,619	4,546,902
Canaco Resources, Inc.*	720,978	2,927,829
Centerra Gold, Inc.	210,675	4,129,931
Detour Gold Corp.*	126,645	3,980,480
Eastern Platinum Ltd.*	4,543,306	4,755,148
Eldorado Gold Corp.	900,066	15,496,453
Exeter Resource Corp.*	375,000	1,585,640
Franco-Nevada Corp.	211,124	8,827,677
Goldcorp, Inc. (d)	663,768	31,734,748
Goldcorp, Inc. (d)	933,139	44,623,079
Guyana Goldfields, Inc.*	1,156,555	9,683,854
IAMGOLD Corp.	511,939	10,244,674
Kaminak Gold Corp. "A"*	117,400	527,130
Kinross Gold Corp.	1,554,342	25,378,340
New Gold, Inc.*	684,774	7,403,543
Northgate Minerals Corp.*	1,096,355	3,534,223
Osisko Mining Corp.*	522,703	7,752,056
Pan American Silver Corp.	357,926	10,800,153
Romarco Minerals, Inc.* (d)	2,727,167	4,418,011
Romarco Minerals, Inc.* (d)	1,215,164	2,009,482
Rubicon Minerals Corp.*	321,889	1,354,329
Sabina Gold & Silver Corp.*	514,622	3,048,575
Sandstorm Gold Ltd.*	4,095,800	5,872,883
Sandstorm Gold Ltd. (Warrants) Expiration Date 4/23/2014*	2,047,900	1,779,012
SEMAFO*	976,685	8,719,580
Silver Wheaton Corp.	538,041	19,412,519
Tahoe Resources, Inc.*	51,553	1,054,855
Teranga Gold Corp. (CDI)* (e)	1,302,463	3,291,673
Torex Gold Resources, Inc.*	1,964,271	3,577,196
Torex Gold Resources, Inc. (Warrants) Expiration Date 11/12/2011*	495,258	248,808
Yamana Gold, Inc.	1,932,748	25,087,069

(Cost $237,816,811)		320,127,310
Channel Islands 2.2%
Randgold Resources Ltd. (ADR) (Cost $5,302,154)	139,835	12,698,416
Mexico 1.3%
Fresnillo PLC (c) (Cost $6,331,593)	265,361	7,583,501
Peru 2.2%
Compania de Minas Buenaventura SA (ADR) (Cost $7,352,357)	304,747	12,476,342
South Africa 7.0%
AngloGold Ashanti Ltd.	358,602	15,041,433
Harmony Gold Mining Co., Ltd. (ADR)	500,000	6,790,000
Impala Platinum Holdings Ltd.	702,242	17,900,526

(Cost $39,465,091)		39,731,959
United Kingdom 0.5%
Hochschild Mining PLC (Cost $3,274,519)	375,235	2,928,337
United States 5.1%
Allied Nevada Gold Corp.*	143,919	5,483,314
Golden Minerals Co.*	202,074	2,938,156
Newmont Mining Corp.	365,484	20,324,565

(Cost $23,397,061)		28,746,035

Total Common Stocks and Warrants (Cost $370,770,113)		508,569,375
Exchange-Traded Funds 1.4%
ETFS Palladium Trust*	10,000	819,100
SPDR Gold Trust*	45,000	7,128,450

Total Exchange-Traded Funds (Cost $4,516,465)		7,947,550

	Troy Ounces	Value ($)
Commodities 1.5%
Gold Bullion* (Cost $4,255,880)	5,171	8,418,057

	Shares	Value ($)
Cash Equivalents 2.3%
Central Cash Management Fund, 0.12% (f) (Cost $13,331,330)	13,331,330	13,331,330

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $392,873,788) †	94.9	538,266,312
Other Assets and Liabilities, Net	5.1	28,700,572

Net Assets	100.0	566,966,884

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $432,050,089.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $106,216,223.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $158,836,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,620,727.

(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)	Listed on the London Stock Exchange.
(d)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(e)	Listed on the Australian Securities Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2011, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks and Warrants)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	41%

Group II:
Major established producers	33%

Group III:
Junior producers with medium cost production	13%

Group IV:
Companies with some production on stream or in start-up	8%

Group V:
Primarily exploration companies with or without mineral resources	5%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of July 31, 2011, the Fund held $8,387,456 in the Subsidiary, representing 1.5% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$11,045,085	$71,731,879	$—	$82,776,964
Bermuda	—	1,500,511	—	1,500,511
Canada	316,835,637	3,291,673	—	320,127,310
Channel Islands	12,698,416	—	—	12,698,416
Mexico	—	7,583,501	—	7,583,501
Peru	12,476,342	—	—	12,476,342
South Africa	6,790,000	32,941,959	—	39,731,959
United Kingdom	—	2,928,337	—	2,928,337
United States	28,746,035	—	—	28,746,035
Exchange-Traded Funds	7,947,550	—	—	7,947,550
Commodities	8,418,057	—	—	8,418,057
Short-Term Investments(g)	13,331,330	—	—	13,331,330
Total	$418,288,452	$119,977,860	$—	$538,266,312

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(g)	See Consolidated Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011